Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Revenue	$ 5,278,521	$ 4,662,572	$ 4,508,400
Airborne Systems
Revenue from External Customer [Line Items]
Revenue	2,005,760	1,650,406	1,617,243
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue	1,371,517	1,145,719	1,161,480
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue	1,254,748	1,258,894	1,228,348
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue	452,948	475,896	374,359
Others
Revenue from External Customer [Line Items]
Revenue	$ 193,548	$ 131,657	$ 126,970